                             Financial Statements

                   American Benefit Variable Annuity Account

                         Year ended December 31, 1996
                      with Report of Independent Auditors

                   American Benefit Variable Annuity Account

                             Financial Statements


                         Year ended December 31, 1996




                                   Contents

Report of Independent Auditors.................................................1

Audited Financial Statements

Statement of Net Assets........................................................2
Statement of Operations........................................................5
Statements of Changes in Net Assets............................................7
Notes to Financial Statements..................................................9

                        Report of Independent Auditors


The Board of Directors
American Benefit Life Insurance Company


We have audited the accompanying statement of net assets of American Benefit Variable Annuity Account [comprising, respectively, the Money Market, Growth, Growth and Income, Global Growth, Global Income, Strategic Fixed Income, and Balanced (formerly Asset Allocation) Divisions] as of December 31, 1996, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Benefit Variable Annuity Account at December 31, 1996, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                                                /s/ Ernst & Young LLP


Des Moines, Iowa
January 17, 1997

                   American Benefit Variable Annuity Account

                            Statement of Net Assets

                               December 31, 1996

                                                                        Money
                                                                        Market
                                                            Combined   Division
                                                          ----------------------
Assets
Investments at net asset value:
  PaineWebber Series Trust Money Market Portfolio,
   542,853 shares at $1.00 per share (cost--$542,853)      $  542,853  $542,853
  PaineWebber Series Trust Growth Portfolio, 32,611
   shares at $17.48 per share (cost--$481,348)                570,039        --
  PaineWebber Series Trust Growth and Income
   Portfolio, 31,091 shares at $12.27 per share (cost--
   $310,874)                                                  381,487        --
  PaineWebber Series Trust Global Growth Portfolio,
   23,551 shares at $13.74 per share (cost--$291,962)         323,584        --
  PaineWebber Series Trust Global Income Portfolio,
   50,738 shares at $11.14 per share (cost--$566,417)         565,217        --
  PaineWebber Series Trust Strategic Fixed Income
   Portfolio, 46,309 shares at $10.21 per share (cost--
   $530,258)                                                  472,817        --
  PaineWebber Series Trust Balanced Portfolio, 47,008
   shares at $10.95 per share (cost--$516,460)                514,734        --
                                                          ----------------------
Total investments (cost--$3,240,172)                        3,370,731   542,853

Accrued investment income                                     320,061        --
                                                          ----------------------
Total net assets                                           $3,690,792  $542,853
                                                          ======================


                 Growth and        Global          Global         Strategic
   Growth          Income          Growth          Income        Fixed Income         Balanced
  Division        Division        Division        Division         Division           Division
------------------------------------------------------------------------------------------------
$     --          $     --        $     --        $     --         $     --            $    --
 570,039                --              --              --               --                 --
      --           381,487              --              --               --                 --
      --                --         323,584              --               --                 --
      --                --              --         565,217               --                 --
      --                --              --              --          427,817                 --
      --                --              --              --               --             514,734
------------------------------------------------------------------------------------------------
 570,039           381,487         323,584         565,217          427,817             514,734

 108,067            66,935           1,792          38,699           32,459              72,109
------------------------------------------------------------------------------------------------
$678,106          $448,422        $325,376        $603,916         $505,276            $586,843
================================================================================================

                   American Benefit Variable Annuity Account

Net assets represented by:
  Currently payable annuity contracts:
    Strategic Fixed Income Division                               $   28,223

                                            Units     Value
                                          -------------------
Contracts in accumulation period:
  Money Market Division                     40,793     $13.31        542,853
  Growth Division                           21,521      31.51        678,106
  Growth and Income Division                31,867      14.07        448,422
  Global Growth Division                    19,383      16.79        325,376
  Global Income Division                    35,003      17.25        603,916
  Strategic Fixed Income Division           30,033      15.88        477,053
  Balanced Division                         29,895      19.63        586,843
                                                                  ----------
                                                                   3,662,569
                                                                  ----------
                                                                  $3,690,792
                                                                  ==========

See accompanying notes.

                   American Benefit Variable Annuity Account

                            Statement of Operations

                         Year ended December 31, 1996

                                                            Money
                                                            Market     Growth
                                                Combined   Division   Division
                                              ----------------------------------
Net investment income (loss)
Income:
  Dividends                                     $114,248    $23,771   $      -
  Capital gains distributions                    236,783          -    108,328

Expenses (Note 2):
  Administrative charges                          (8,679)      (209)      (779)
  Mortality, distribution, and expense risk      (62,248)    (7,882)   (12,725)
                                              ----------------------------------
Net investment income (loss)                     280,104     15,680     94,824

Realized and unrealized gain (loss) on
investments (Note 4)
Net realized gain (loss) on investments          173,042          -    152,487
Change in net unrealized appreciation/
 depreciation of investments                     (35,377)         -   (104,955)
                                              ----------------------------------
Net increase in net assets resulting from
 operations                                     $417,769    $15,680   $142,356
                                              ==================================

See accompanying notes.


       Growth and      Global        Global    Strategic Fixed
         Income        Growth        Income        Income       Balanced
        Division      Division      Division      Division      Division
--------------------------------------------------------------------------------
        $ 1,889       $ 1,792       $ 40,895      $32,459       $13,442
         65,046            --            437        4,305        58,667

           (370)         (629)        (1,111)        (429)       (5,152)
         (5,667)       (5,835)       (12,653)      (7,932)       (9,554)
--------------------------------------------------------------------------------
         60,898        (4,672)        27,568       28,403        57,403


          1,891         7,931         16,125      (23,303)       17,911

         10,727        47,138         (5,747)       1,433        16,027
--------------------------------------------------------------------------------

        $73,516       $50,397        $37,946       $6,533       $91,341
================================================================================

                   American Benefit Variable Annuity Account

                      Statements of Changes in Net Assets

                    Years ended December 31, 1996 and 1995

                                                           Money
                                                           Market      Growth
                                              Combined    Division    Division
                                            ------------------------------------

Net assets at January 1, 1995                $7,422,175   $919,755   $1,029,767

Increase (decrease) in net assets
Operations:
  Net investment income (loss)                  303,335     32,110       78,045
  Net realized gain (loss) on investments       195,599          -       74,946
  Change in net unrealized appreciation/
   depreciation of investments                  389,614          -      146,529
                                            ------------------------------------
Net increase (decrease) in net assets
 resulting from operations                      888,548     32,110      299,520

Changes from principal transactions:
  Purchase payments                              18,920          -            3
  Contract distributions and terminations    (3,276,011)  (383,692)    (323,389)
  Transfer payments from (to) other
   divisions or other contracts                  62,885    (20,847)      68,543
  Annuity payments and related actuarial
   adjustment in reserves                        (4,430)         -            -
                                            ------------------------------------
Increase (decrease) in net assets derived
 from principal transactions                 (3,198,636)  (404,539)    (254,843)
                                            ------------------------------------
Total increase (decrease)                    (2,310,088)  (372,429)      44,677
                                            ------------------------------------
Net assets at December 31, 1995               5,112,085    547,326    1,074,444

Increase (decrease) in net assets
Operations:
  Net investment income (loss)                  280,104     15,680       94,824
  Net realized gain (loss) on investments       173,042          -      152,487
  Change in net unrealized appreciation/
   depreciation of investments                  (35,377)         -     (104,955)
                                            ------------------------------------
Net increase in net assets resulting
 from operations                                417,769     15,680      142,356

Changes from principal transactions:
  Purchase payments                               8,661         57         (457)
  Contract distributions and terminations    (1,856,706)  (128,367)    (431,778)
  Transfer payments from (to) other
   divisions or other contracts                  13,538    108,157     (106,459)
  Annuity payments and related actuarial
   adjustments in reserves                       (4,555)         -            -
                                            ------------------------------------
Increase (decrease) in net assets derived
 from principal transactions                 (1,839,062)   (20,153)    (538,694)
                                            ------------------------------------
Total increase (decrease)                    (1,421,294)    (4,473)    (396,338)
                                            ------------------------------------
Net assets at December 31, 1996              $3,690,792   $542,853     $678,106
                                            ====================================

See accompanying notes.

     Growth and     Global       Global     Strategic Fixed
       Income       Growth       Income         Income        Balanced
      Division     Division     Division       Division       Division
-------------------------------------------------------------------------
     $516,279      $904,338    $2,730,398      $790,428       $531,210


      (14,905)      (15,761)       87,014        85,352         51,480
       34,665       (14,905)       93,673        (1,466)         8,686

       93,976       (18,247)       72,238        39,426         55,692
-------------------------------------------------------------------------
      113,736       (48,913)      252,925       123,312        115,858


          271           558          (109)       13,968          4,237
     (286,755)     (365,243)   (1,619,918)     (103,851)      (193,173)

       15,196       (10,637)     (113,420)      (94,982)       219,032
            -             -             -        (4,430)             -
-------------------------------------------------------------------------

     (271,288)     (375,322)   (1,733,447)     (189,295)        30,096
-------------------------------------------------------------------------
     (157,552)     (424,235)   (1,480,522)      (65,983)       145,954
-------------------------------------------------------------------------
      358,727       480,103     1,249,876       724,445        677,164



       60,898        (4,672)       27,568        28,403         57,403
        1,891         7,931        16,125       (23,303)        17,911

       10,727        47,138        (5,747)        1,433         16,027
-------------------------------------------------------------------------
       73,516        50,397        37,946         6,533         91,341


            -          (141)         (112)          165          9,149
       (1,500)     (195,745)     (683,794)     (220,571)      (194,951)

       17,679        (9,238)            -          (741)         4,140
            -             -             -        (4,555)             -
-------------------------------------------------------------------------

       16,179      (205,124)     (683,906)     (225,702)      (181,662)
-------------------------------------------------------------------------
       89,695      (154,727)     (645,960)     (219,169)       (90,321)
-------------------------------------------------------------------------
     $448,422      $325,376     $ 603,916      $505,276       $586,843
=========================================================================

                   American Benefit Variable Annuity Account

                         Notes to Financial Statements

                               December 31, 1996


1.  Investment and Accounting Policies

Organization

American Benefit Variable Annuity Account (the Account) was organized by American Benefit Life Insurance Company (the Company) (a wholly-owned subsidiary of American Republic Insurance Company) in accordance with the provisions of New York Insurance laws and is a part of the total operations of the Company. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Account invests solely in specified portfolios of PaineWebber Series Trust, an open-end management investment company under the Investment Company Act of 1940, as directed by eligible contract owners. All series of shares are diversified except Global Income Portfolio.

Effective January 26, 1996, the name of the Asset Allocation Division changed to Balanced Division.

Investment Operations

Investments are stated at the closing net asset values per share on December 31, 1996.

The average cost method is used to determine realized gains and losses. Dividends are taken into income on an accrual basis as of the ex-dividend date.

Annuity Reserves

Currently payable annuity contract reserves are computed according to the Individual Annuity Valuation 1983 Table using an assumed interest rate of 4.0%. If the amount paid to the contractholder is less than originally estimated, charges paid for mortality and expense risks are reimbursed to the Company. If additional amounts are required, the Company reimburses the Account.

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Reclassifications

Certain amounts appearing in the 1995 statement of changes in net assets have been reclassified to conform with the 1996 presentation.

                   American Benefit Variable Annuity Account

2.  Expenses

The Company is compensated for certain expenses. Mortality, distribution, and expense risks assumed by the Company are compensated for by a charge equivalent to an annual rate of 1.40% of the total net assets of each division. These charges amounted to $62,248 in 1996.

An annual contract administration charge of $30 is deducted on the last valuation date of each calendar year, upon full withdrawal of a contract's value or upon commencement of annuity payments if such withdrawal is made or annuity payments commence prior to the last valuation date of the year. A transfer charge of $10 will be imposed on each transfer between divisions (portfolios) of the account in excess of six in any one calendar year. However, the Company has waived this charge until further notice. An early withdrawal charge may be imposed in the event of withdrawal of any portion of the contract value or upon annuitization. The early withdrawal charge is 5% of the amount withdrawn for purchase payments made within six years prior to the date of withdrawal. Purchase payments made after May 1, 1989 will have an early withdrawal charge period of five years. A withdrawal transaction charge of $10 will be imposed on each withdrawal in excess of three per calendar year. Total administrative charges amounted to $8,679 in 1996.


3.  Federal Income Taxes

Operations of the Account are part of the operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to operations of the Account.


4.  Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments were as follows:


                                   Year ended              Year ended
                                 December 31, 1996       December 31, 1995
                              --------------------------------------------------
                                 Purchases   Sales       Purchases   Sales
                              --------------------------------------------------
Portfolio:
  Money Market                   $170,174  $  174,647    $117,075   $  485,616
  Growth                          179,351     638,928     180,809      376,317
  Growth and Income                21,405       7,475      27,936      312,351
  Global Growth                    21,250     232,838      50,231      391,184
  Global Income                   109,975     697,670      68,097    1,775,555
  Strategic Fixed Income          109,182     241,479      86,970      221,624
  Balanced                         72,691     207,643     292,353      211,298
                              --------------------------------------------------
                                 $684,028  $2,200,680    $823,471   $3,773,945
                              ==================================================

                   American Benefit Variable Annuity Account

5. Summary of Changes from Unit Transactions

Transactions in units were as follows:


                                          Year ended             Year ended
                                      December 31, 1996      December 31, 1995
                                   ---------------------------------------------
                                    Purchased   Redeemed   Purchased   Redeemed
                                   ---------------------------------------------
Division:
  Money Market                        11,279     12,803      5,405      36,956
  Growth                               2,037     20,338      4,542      14,600
  Growth and Income                    1,360        132      2,094      28,216
  Global Growth                          845     13,928          9      25,779
  Global Income                           --     41,111          8     110,159
  Strategic Fixed Income                 464     15,006      1,354      13,925
  Balanced                               668     10,435     14,032      12,217
                                   ---------------------------------------------
                                      16,653    113,753     27,444     241,852
                                   =============================================


6. Net Assets

Net assets at December 31, 1996 consisted of the following:



                                              Money                  Growth
                                              Market     Growth    and Income
                                 Combined    Division   Division    Division
                              --------------------------------------------------
Unit transactions              $2,365,486    $505,821    $241,749   $322,495
Accumulated net invest-
  ment income                   1,194,747      37,032     347,666     55,314
Net unrealized appreciation/
  depreciation of invest-
  ments                           130,559          --      88,691     70,613
                              --------------------------------------------------
                               $3,690,792    $542,853    $678,106   $448,422
                              ==================================================
                                 Global      Global      Strategic
                                 Growth      Income    Fixed Income   Balanced
                                Division    Division      Division    Division
                              --------------------------------------------------
Unit transactions                $260,856    $337,219    $362,930     $334,416
Accumulated net invest-
  ment income                      32,898     267,897     199,787      254,153
Net unrealized appreciation/
  depreciation of invest-
  ments                            31,622      (1,200)    (57,441)      (1,726)
                              --------------------------------------------------
                                 $325,376    $603,916    $505,276     $586,843
                              ==================================================
